Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of detailed information about net income (loss) per share

	For the year ended December 31,
	2025	2024

Net income (loss)	$1,772	$(364)

Weighted average number of common shares outstanding - basic	29,975,215	20,429,742
Dilutive effect of stock options and warrants	1,621,233	-

Weighted average number of common shares outstanding - diluted	31,596,448	20,429,742

Basic earnings (loss) per share	$0.06	$(0.02)
Diluted earnings (loss) per share	$0.06	$(0.02)